UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

June 30, 2019

Semi-Annual Report

THE MERGER FUND VL

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, at the election of your insurance company, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available free of charge on a website, and if you have not previously elected electronic delivery of your shareholder reports, you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by contacting your insurance company. You may elect to receive all future reports in paper free of charge. You can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company. Your election to receive reports in paper will apply to all funds held in your account with your insurance company.

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	97.7%	Cash	41.7%
Financial	2.3%	Cash & Stock	23.9%
		Stock with Fixed Exchange Ratio	20.2%
By Deal Type		Stock and Stub(1)	14.2%
Friendly	100.0%	Stock with Flexible
Hostile	—%	Exchange Ratio (Collar)	—%	**
		Undetermined(2)	—%	**

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2019.
**	Less than 0.05%.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund VL (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2019.  Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts.  Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (”Fund Services”).

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2019 (Unaudited)

As a shareholder of The Merger Fund VL (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.  The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.  In addition, charges and expenses at the insurance company separate account level are not reflected.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2019 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/19 —
	6/30/19	1/1/19	6/30/19	6/30/19(1)
Actual Expenses(2)(3)	2.06%	$1,000.00	$1,026.40	$10.35
Hypothetical Example
for Comparison Purposes
(5% return before
expenses)(3)	2.06%	$1,000.00	$1,014.58	$10.29

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)	Based on the actual returns of 2.64% for the six-month period ended June 30, 2019.
(3)
Excluding dividends on securities sold short and borrowing expenses on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $7.03 and $7.00, respectively.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 98.96%
COMMON STOCKS — 58.93%
AEROSPACE & DEFENSE — 4.88%
L3 Technologies, Inc. (e)	8,676	$2,127,095
ALTERNATIVE CARRIERS — 2.17%
Zayo Group Holdings, Inc. (a)	28,814	948,269
ASSET MANAGEMENT &
CUSTODY BANKS — 3.22%
Oaktree Capital Group LLC (e)	28,324	1,403,171
BIOTECHNOLOGY — 3.80%
Celgene Corporation (a)	14,501	1,340,472
Spark Therapeutics, Inc. (a)	3,113	318,709
		1,659,181
BROADCASTING — 1.28%
Discovery Communications, Inc. Class C (a)	1,959	55,733
Fox Corporation Class B (e)	10,477	382,725
Tribune Media Company Class A	2,586	119,525
		557,983
CASINOS & GAMING — 1.46%
Caesars Entertainment Corporation (a)	53,964	637,854
CHEMICALS — 0.53%
Corteva, Inc. (e)(k)	2,200	65,054
DuPont de Nemours, Inc. (e)(k)	2,200	165,154
		230,208
COMMODITY CHEMICALS — 0.25%
Dow, Inc. (e)(k)	2,221	109,518
CONSTRUCTION MACHINERY
& HEAVY TRUCKS — 0.90%
WABCO Holdings, Inc. (a)(k)	2,971	393,955
DATA PROCESSING &
OUTSOURCED SERVICES — 10.72%
First Data Corporation Class A (a)(e)	108,132	2,927,133
Total System Services, Inc.	78	10,005
Worldpay, Inc. Class A (a)(e)(f)	14,017	1,739,650
		4,676,788
EMPLOYMENT SERVICES — 0.50%
WageWorks, Inc. (a)	4,260	216,365

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
ENVIRONMENTAL &
FACILITIES SERVICES — 0.19%
Advanced Disposal Services, Inc. (a)	2,656	$84,753
GAS UTILITIES — 1.77%
AmeriGas Partners LP (e)	22,146	771,567
INTEGRATED TELECOMMUNICATION
SERVICES — 0.54%
AT&T, Inc. (k)	7,062	236,648
INTERNET & DIRECT
MARKETING RETAIL — 0.52%
Liberty Expedia Holdings, Inc. Class A (a)	4,753	227,146
LIFE & HEALTH INSURANCE — 0.04%
Genworth Financial, Inc. Class A (a)	4,159	15,430
MANAGED HEALTH CARE — 1.17%
WellCare Health Plans, Inc. (a)(k)	1,783	508,280
OIL & GAS EXPLORATION
& PRODUCTION — 5.72%
Anadarko Petroleum Corporation (e)	34,748	2,451,819
Encana Corporation (b)	8,779	45,036
		2,496,855
OIL & GAS STORAGE
& TRANSPORTATION — 1.88%
Andeavor Logistics LP	1,413	51,334
Buckeye Partners LP	7,888	323,803
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892	446,761
		821,898
PHARMACEUTICALS — 0.50%
Allergan plc (b)	1,301	217,826
REGIONAL BANKS — 5.02%
SunTrust Banks, Inc. (e)	34,864	2,191,202
REITs — 0.36%
Brookfield Property REIT, Inc. Class A	8,289	156,579
SEMICONDUCTOR EQUIPMENT — 1.80%
Versum Materials, Inc.	15,198	783,913
SEMICONDUCTORS — 1.35%
Mellanox Technologies Ltd. (a)(b)(e)	5,306	587,215

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT — 0.20%
Cypress Semiconductor Corporation	3,963	$88,137
STEEL — 0.17%
SunCoke Energy, Inc. (a)	8,423	74,798
SYSTEMS SOFTWARE — 7.05%
Red Hat, Inc. (a)(e)	16,391	3,077,574
WIRELESS TELECOMMUNICATION
SERVICES — 0.94%
Sprint Corporation (a)	62,401	409,975
TOTAL COMMON STOCKS (Cost $24,719,439)		25,710,183

SPECIAL PURPOSE
ACQUISITION COMPANIES — 5.69% (a)
Act II Global Acquisition
Corporation Class A (b)(f)	21,464	209,167
Black Ridge Acquisition Corporation	3,305	33,876
CF Finance Acquisition Corporation Class A	5,184	51,944
ChaSerg Technology Acquisition
Corporation Class A	5,904	59,276
Collier Creek Holdings Class A (b)	11,400	114,000
Forum Merger II Corporation Class A (f)	3,446	34,632
Gordon Pointe Acquisition Corporation	17,028	175,899
Graf Industrial Corporation	51,254	509,977
Legacy Acquisition Corporation Class A	949	9,585
Leisure Acquisition Corporation (f)	6,820	69,223
Megalith Financial Acquisition
Corporation Class A (f)	3,536	35,572
Modern Media Acquisition Corporation (f)	18,790	196,543
Monocle Acquisition Corporation (f)	4,405	43,654
Mudrick Capital Acquisition
Corporation Class A (f)	5,919	60,226
New Frontier Corporation Class A (b)	1,028	10,352
Opes Acquisition Corporation (f)	4,080	42,044
Pure Acquisition Corporation	9,128	92,558
Thunder Bridge Acquisition Ltd. Class A (b)	6,476	67,545
Tiberius Acquisition Corporation (f)	4,193	42,706
TKK Symphony Acquisition Corporation (b)	5,669	56,747
Trident Acquisitions Corporation	13,674	141,389
Trinity Merger Corporation Class A	3,140	32,342

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
Tuscan Holdings Corporation	8,621	$85,175
Twelve Seas Investment Company (b)(f)	7,333	74,503
VectoIQ Acquisition Corporation	22,805	231,015
TOTAL SPECIAL PURPOSE
ACQUISITION COMPANIES (Cost $2,368,353)		2,479,950

CLOSED-END FUNDS — 11.25% (a)(e)
Altaba, Inc.	70,744	4,907,511
TOTAL CLOSED-END FUNDS (Cost $4,563,517)		4,907,511

PREFERRED STOCKS — 0.02%
Colony Capital, Inc., 8.750%, Series E	284	7,060
TOTAL PREFERRED STOCKS (Cost $7,276)		7,060

CONTINGENT VALUE RIGHTS — 0.00% (a)(e)(g)
Media General, Inc.	8,397	252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		252

RIGHTS — 0.00% (a)
Modern Media Acquisition Corporation
Expiration: September 2019	5,284	1,532
TOTAL RIGHTS (Cost $2,285)		1,532

WARRANTS — 0.17% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024,
Exercise Price: $11.50 (b)	10,732	7,298
CF Finance Acquisition Corporation Class A
Expiration: April 2025,
Exercise Price: $11.50	3,888	2,333
ChaSerg Technology Acquisition
Corporation Class A
Expiration: September 2023,
Exercise Price: $11.50	2,952	2,214
Collier Creek Holdings Class A
Expiration: November 2023,
Exercise Price: $11.50 (b)	3,800	4,940
Graf Industrial Corporation
Expiration: December 2025,
Exercise Price: $11.50 (f)	51,254	19,220

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
Modern Media Acquisition Corporation
Expiration: June 2022,
Exercise Price: $11.50	2,642	$581
Monocle Acquisition Corporation
Expiration: June 2024,
Exercise Price: $11.50 (f)	4,405	1,498
Mudrick Capital Acquisition
Corporation Class A
Expiration: March 2025,
Exercise Price: $11.50	5,919	2,900
Pure Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50	4,543	4,907
Thunder Bridge Acquisition Ltd. Class A
Expiration: July 2022,
Exercise Price: $11.50 (b)	10,600	21,412
Tiberius Acquisition Corporation
Expiration: April 2023,
Exercise Price: $11.50 (f)	4,193	1,908
Tuscan Holdings Corporation
Expiration: April 2026,
Exercise Price: $11.50	8,621	6,724
TOTAL WARRANTS (Cost $58,425)		75,935

	Principal
	Amount
BANK LOANS — 2.93% (f)(j)
Avaya Holdings Corporation
6.651% (3 Month U.S.
LIBOR + 4.250%), 12/15/2024	$104,734	100,327
Cengage Learning Holdings II, Inc.
6.652% (3 Month U.S.
LIBOR + 4.250%), 6/7/2023	215,445	206,558
McGraw-Hill Global Education Holdings LLC
6.402% (3 Month U.S.
LIBOR + 4.000%), 5/4/2022	216,437	207,149
Tribune Media Company
5.402% (3 Month U.S.
LIBOR + 3.000%), 1/27/2024	393,000	393,491

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
Zayo Group LLC
4.402% (3 Month U.S.
LIBOR + 2.000%), 1/19/2021	$369,314	$369,661
TOTAL BANK LOANS (Cost $1,288,285)		1,277,186

CORPORATE BONDS — 10.18% (f)
Arconic, Inc.
5.400%, 4/15/2021	109,000	113,029
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	338,000	357,435
CEC Entertainment, Inc.
8.000%, 2/15/2022	155,000	157,924
EIG Investors Corporation
10.875%, 2/1/2024	225,000	239,625
First Data Corporation
5.750%, 1/15/2024 (h)	253,000	260,590
GenOn Energy, Inc. / NRG Americas, Inc.
9.044% (6 Month U.S.
LIBOR + 6.500%), 12/1/2023 (j)	138,000	137,483
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(h)	16,000	16,780
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/2021 (h)	955,000	980,231
12.500%, 11/1/2021 (h)	131,000	144,591
Multi-Color Corporation
4.875%, 11/1/2025 (h)	111,000	116,966
Nationstar Mortgage LLC /
Nationstar Capital Corporation
6.500%, 7/1/2021	40,000	40,161
6.500%, 6/1/2022	27,000	26,780
Nielsen Finance LLC /
Nielsen Finance Company
5.000%, 4/15/2022 (h)	163,000	163,611
Rent-A-Center, Inc.
6.625%, 11/15/2020	119,000	119,744
4.750%, 5/1/2021 (e)	200,000	200,750
T-Mobile USA, Inc.
6.500%, 1/15/2024	145,000	150,438
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	231,000	241,453

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount		Value
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	$113,000		$116,955
Univar USA, Inc.
6.750%, 7/15/2023 (h)	333,000		340,909
Vistra Energy Corporation
5.875%, 6/1/2023	198,000		203,197
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	305,000		311,100
TOTAL CORPORATE BONDS (Cost $4,414,733)			4,439,752

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED PUT OPTIONS — 0.05% (a)
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $26.00	22	$65,054	1,210
Dow, Inc.
Expiration: September 2019,
Exercise Price: $45.00	22	108,482	2,442
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $70.00	22	165,154	4,455
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $285.00	12	351,600	1,518
Expiration: July 2019,
Exercise Price: $292.00	21	615,300	5,670
SPDR S&P Oil & Gas Exploration
& Production ETF Trust
Expiration: July 2019,
Exercise Price: $25.00	19	51,775	418
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $74.00	29	226,316	1,276
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $106.00	15	165,270	4,223
TOTAL PURCHASED PUT OPTIONS (Cost $35,099)			21,212

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Principal
	Amount	Value
ESCROW NOTES — 0.00% (a)(d)(g)
AMR Corporation	$7,668	$1,687
T-Mobile USA, Inc.	108,000	—
TOTAL ESCROW NOTES (Cost $579)		1,687

	Shares
SHORT-TERM INVESTMENTS — 9.74%
MONEY MARKET FUNDS — 9.02% (c)
The Government & Agency Portfolio,
Institutional Share Class, 2.26%	1,805,371	1,805,371
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 2.26%	2,131,000	2,131,000
		3,936,371

	Principal
	Amount
U.S. TREASURY BILLS — 0.72% (e)(f)(l)
United States Treasury Bills
2.36%, 7/25/2019	$260,000	259,663
2.41%, 8/29/2019	55,000	54,811
		314,474
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,250,752)		4,250,845
TOTAL LONG INVESTMENTS
(Cost $41,708,743) — 98.96%		43,173,105

	Shares
SHORT INVESTMENTS — (36.83)%
COMMON STOCKS — (36.80)%
AEROSPACE & DEFENSE — (4.89)%
Harris Corporation	(11,280)	(2,133,386)
AIRLINES — (0.00)%
American Airlines Group, Inc.	(70)	(2,283)
ASSET MANAGEMENT &
CUSTODY BANKS — (1.67)%
Brookfield Asset Management, Inc. Class A (b)	(15,247)	(728,502)
BROADCASTING — (0.61)%
Discovery Communications, Inc. Class A	(1,959)	(60,141)
Fox Corporation Class A	(5,567)	(203,975)
		(264,116)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
CASINOS & GAMING — (0.51)%
Eldorado Resorts, Inc.	(4,824)	$(222,242)
DATA PROCESSING &
OUTSOURCED SERVICES — (10.54)%
Fidelity National Information Services, Inc.	(13,019)	(1,597,171)
Fiserv, Inc.	(32,817)	(2,991,598)
Global Payments, Inc.	(64)	(10,248)
		(4,599,017)
GAS UTILITIES — (1.36)%
UGI Corporation	(11,076)	(591,569)
INTEGRATED OIL & GAS — (0.98)%
Occidental Petroleum Corporation	(8,485)	(426,626)
INTERNET & DIRECT
MARKETING RETAIL — (7.33)%
Alibaba Group Holding Ltd. — ADR	(17,531)	(2,970,628)
Expedia Group, Inc.	(1,711)	(227,614)
		(3,198,242)
MANAGED HEALTH CARE — (0.45)%
Centene Corporation	(3,739)	(196,073)
OIL & GAS STORAGE
& TRANSPORTATION — (0.12)%
MPLX LP	(1,602)	(51,568)
PHARMACEUTICALS — (1.69)%
AbbVie, Inc.	(1,127)	(81,956)
Bristol-Myers Squibb Company	(14,501)	(657,620)
		(739,576)
REGIONAL BANKS — (5.10)%
BB&T Corporation	(45,304)	(2,225,786)
REITs — (0.29)%
Brookfield Property Partners LP (b)	(6,739)	(127,569)
STEEL — (0.17)%
SunCoke Energy, Inc.	(8,442)	(74,965)
WIRELESS TELECOMMUNICATION
SERVICES — (1.09)%
T-Mobile USA, Inc.	(6,400)	(474,496)
TOTAL COMMON STOCKS
(Proceeds $14,836,903)		(16,056,016)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
PRIVATE PLACEMENTS — (0.03)% (g)
Celgene Corporation	(4,829)	$(10,624)
TOTAL PRIVATE PLACEMENTS
(Proceeds $10,524)		(10,624)
TOTAL SHORT INVESTMENTS
(Proceeds $14,847,427) — (36.83)%		(16,066,640)
TOTAL NET INVESTMENTS
(Cost $26,861,316) — 62.13%		27,106,465
OTHER ASSETS IN EXCESS
OF LIABILITIES — 37.87%		16,522,190
TOTAL NET ASSETS — 100.00%		$43,628,655

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate shown is the annualized seven-day yield as of June 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2019, these securities represent 6.99% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of June 30, 2019, this common stock had a cost of $428,231 and its market value represented 1.02% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see Note 2 in the Notes to the Financial Statements for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2019.
(k)	This security is held in connection with a written option contract.
(l)	The rate shown represents yield to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: August 2019,
Exercise Price: $33.00	(8)	$(26,808)	$(808)
Centene Corporation
Expiration: September 2019,
Exercise Price: $50.00	(12)	(62,928)	(5,820)
Corteva, Inc.
Expiration: September 2019,
Exercise Price: $29.00	(22)	(65,054)	(4,290)
Dow, Inc.
Expiration: September 2019,
Exercise Price: $50.00	(22)	(108,482)	(4,466)
DuPont de Nemours, Inc.
Expiration: September 2019,
Exercise Price: $77.50	(22)	(165,154)	(5,995)
Occidental Petroleum Corporation
Expiration: July 2019,
Exercise Price: $45.00	(6)	(30,168)	(3,195)
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $295.00	(7)	(205,100)	(2,373)
Expiration: July 2019,
Exercise Price: $296.00	(6)	(175,800)	(1,710)
WABCO Holdings, Inc.
Expiration: September 2019,
Exercise Price: $135.00	(23)	(304,980)	(2,300)
WellCare Health Plans, Inc.
Expiration: September 2019,
Exercise Price: $250.00	(3)	(85,521)	(11,910)
			(42,867)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Written Options
June 30, 2019 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2019,
Exercise Price: $270.00	(12)	$(351,600)	$(372)
Technology Select Sector SPDR Fund
Expiration: July 2019,
Exercise Price: $68.00	(29)	(226,316)	(232)
VanEck Vectors Semiconductor ETF
Expiration: August 2019,
Exercise Price: $99.00	(15)	(165,270)	(1,740)
			(2,344)
TOTAL WRITTEN OPTIONS
(Premiums received $45,115)			$(45,211)

ETF – Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Forward Currency Exchange Contracts
June 30, 2019 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2019	be Received		June 30, 2019	(Depreciation)*
7/11/19	JPM	177,599	AUD	$124,741	123,431	USD	$123,431	$(1,310)
7/11/19	JPM	124,293	USD	124,293	177,599	AUD	124,741	448
9/25/19	JPM	100,181	EUR	114,724	114,346	USD	114,346	(378)
12/19/19	JPM	45,444	EUR	52,385	52,400	USD	52,400	15
7/2/19	JPM	709,105	GBP	900,714	930,713	USD	930,713	29,999
7/2/19	JPM	939,054	USD	939,054	709,105	GBP	900,714	(38,340)
7/23/19	JPM	40,194	GBP	51,110	50,964	USD	50,964	(146)
7/30/19	JPM	45,542	GBP	57,931	59,594	USD	59,594	1,663
10/15/19	JPM	68,456	GBP	87,348	87,201	USD	87,201	(147)
				$2,452,300			$2,444,104	$(8,196)

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
JPM – JPMorgan Chase & Co., Inc.
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
Open Swap Contracts
June 30, 2019 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altran Technologies SA	6/25/20	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	3,246	$51,711	$(215)
JPM	BCA Marketplace plc	6/27/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	28,171	86,304	631
JPM	BTG plc	1/9/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	4,785	50,479	239
BAML	Inmarsat Finance plc	4/1/20	Pay	0.550% +1 Month U.S. LIBOR	Monthly	14,720	105,389	(3,652)
JPM	Inmarsat Finance plc	4/4/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	68,369	476,822	(4,473)
JPM	Innogy SE	7/18/19	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	2,628	117,020	7,476
BAML	Renault SA	6/6/20	Pay	0.350% +1 Month U.S. LIBOR	Monthly	362	21,406	1,332
JPM	RPC Group plc	5/2/20	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	5,743	59,000	(1,255)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property
	Partners LP	3/28/20	Pay	(4.500)% +1 Month U.S. LIBOR	Monthly	(1,550)	(32,085)	2,728
BAML	Fiat Chrysler
	Automobiles N.V.	6/6/20	Receive	(0.917)% +1 Month U.S. LIBOR	Monthly	(1,928)	(25,435)	(1,443)
								$1,368

BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS:
Investments, at value (Cost $41,708,743)		$43,173,105
Deposits at brokers for securities sold short		16,333,400
Deposits at brokers for other investments		693,502
Receivable for swap contracts		2,403
Receivable for investments sold		550,598
Dividends and interest receivable		147,534
Receivable for fund shares issued		727
Prepaid expenses and other receivables		6,545
Total Assets		60,907,814
LIABILITIES:
Securities sold short, at value (Proceeds of $14,847,427)	$16,066,640
Written option contracts, at value
(Premiums received $45,115)	45,211
Payable for forward currency exchange contracts	8,196
Payable for swap contracts	1,035
Payable for investments purchased	1,056,418
Payable to the investment adviser	19,563
Dividends and interest payable	16,982
Payable for fund shares redeemed	4,882
Accrued expenses and other liabilities	60,232
Total Liabilities		17,279,159
NET ASSETS		$43,628,655
NET ASSETS CONSISTS OF:
Paid-in capital		$40,708,107
Distributable earnings		2,920,548
Total Net Assets		$43,628,655

NET ASSET VALUE and offering price per share*
($43,628,655 / 3,740,908 shares of
beneficial interest outstanding)		$11.66

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Interest		$294,511
Dividend income on long positions
(net of foreign withholding taxes of $545)		224,658
Total investment income		519,169
EXPENSES:
Investment advisory fees	$262,550
Professional fees	50,911
Transfer agent and shareholder servicing agent fees	42,236
Administration fees	11,911
Reports to shareholders	8,825
Fund accounting expenses	8,212
Trustees’ fees and expenses	7,629
Miscellaneous expenses	3,013
Custody fees	1,444
Compliance fees	1,294
Federal and state registration fees	424
Borrowing expenses on securities sold short	42,102
Dividends on securities sold short	97,055
Total expenses before expense reimbursement by adviser		537,606
Expense reimbursed by adviser (Note 3)		(104,392)
Net expenses		433,214
NET INVESTMENT INCOME		85,955
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	921,495
Securities sold short	(580,517)
Written option contracts expired or closed	95,992
Forward currency exchange contracts	39,343
Swap contracts	139,838
Foreign currency transactions	(148)
Net realized gain		616,003
Change in unrealized appreciation (depreciation) on:
Investments	1,849,396
Securities sold short	(1,272,114)
Written option contracts	(23,564)
Forward currency exchange contracts	(19,684)
Swap contracts	(127,920)
Net change in unrealized appreciation		406,114
NET REALIZED AND CHANGE IN UNREALIZED
GAIN ON INVESTMENTS		1,022,117
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,108,072

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
	(Unaudited)

Net investment income	$85,955	$418,647
Net realized gain on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts, and
foreign currency transactions	616,003	2,160,111
Net change in unrealized appreciation
(depreciation) on investments, securities sold
short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency translation	406,114	(129,752)
Net increase in net assets
resulting from operations	1,108,072	2,449,006

Distributions to shareholders from: (Note 5)
Total dividends and
distributions to shareholders	—	(715,400)

Net increase in net assets from
capital share transactions (Note 4)	872,423	7,924,592
Net increase in net assets	1,980,495	9,658,198

NET ASSETS:
Beginning of period	41,648,160	31,989,962
End of period	$43,628,655	$41,648,160

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.(1)

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$11.36		$10.80	$10.53	$10.47	$10.87	$10.92
Income from
investment operations:
Net investment
income (loss)(2)	0.02		0.14	0.04	(0.07)	(0.05)	0.26
Net realized and
unrealized gain (loss)
on investments	0.28		0.63	0.23	0.33	(0.05)	(0.11)
Total from investment
operations	0.30		0.77	0.27	0.26	(0.10)	0.15
Less distributions:
From net
investment income	—		(0.08)	—	(0.08)	(0.23)	(0.14)
From net
realized gains	—		(0.13)	—	(0.12)	(0.07)	(0.06)
Total dividends
and distributions	—		(0.21)	—	(0.20)	(0.30)	(0.20)
Net Asset Value,
end of period	$11.66		$11.36	$10.80	$10.53	$10.47	$10.87
Total Return	2.64	%(4)	7.09%	2.56%	2.44%	(0.90)%	1.37%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.(1)

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Supplemental data and ratios:
Net assets,
end of period (000’s)	$43,629		$41,648	$31,990	$31,835	$33,153	$22,854
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	2.56	%(3)	2.57%	2.51%	2.75%	2.57%	2.80%
After expense
reimbursement	2.06	%(3)	1.84%	1.78%	1.99%	1.79%	1.74%
Ratio of dividends and
interest on short positions
and borrowing expense
on securities sold short
to average net assets	0.66	%(3)	0.44%	0.38%	0.59%	0.39%	0.34%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expense
on securities sold short
(after expense
reimbursement)	1.40	%(3)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to
average net assets	0.41	%(3)	1.20%	0.34%	(0.66)%	(0.49)%	2.39%
Portfolio turnover rate(5)	74	%(4)	154%	184%	202%	167%	154%

(1)
The figures presented do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts. If the fees and charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts were included, the fees and expenses of the Fund would be higher than those shown in the table.

(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Annualized.
(4)	Not annualized.
(5)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2019, 93.5% of the shares outstanding of the Fund were owned by 4 insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.    Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices.  Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$23,523,772	$1,739,650	$446,761	$25,710,183
Special Purpose Acquisition
Companies	1,671,680	808,270	—	2,479,950
Closed-End Funds	4,907,511	—	—	4,907,511
Preferred Stocks	7,060	—	—	7,060
Contingent Value Rights	—	—	252	252
Rights	1,532	—	—	1,532
Warrants	53,309	22,626	—	75,935
Bank Loans	—	1,277,186	—	1,277,186
Corporate Bonds	—	4,439,752	—	4,439,752
Purchased Option Contracts	21,212	—	—	21,212
Escrow Notes	—	—	1,687	1,687
Short-Term Investments	3,936,371	314,474	—	4,250,845
Swap Contracts**	—	2,403	—	2,403
Total	$34,122,447	$8,604,361	$448,700	$43,175,508

Liabilities
Short Common Stocks*	$(16,056,016)	$—	$—	$(16,056,016)
Private Placements	—	—	(10,624)	(10,624)
Written Option Contracts	(45,211)	—	—	(45,211)
Forward Currency
Exchange Contracts**	—	(8,196)	—	(8,196)
Swap Contracts**	—	(1,035)	—	(1,035)
Total	$(16,101,227)	$(9,231)	$(10,624)	$(16,121,082)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2019, the net value of these securities was $438,076. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
There were no transfers into or out of Level 3 for the six months ended June 30, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common	Contingent	Escrow		Private	Total
Description	Stocks	Value Rights	Notes		Placements	Investment
Balance as of December 31, 2018	$443,558	$252	$11,885		$—	$455,695
Purchases on Investments*	—	—	—		(10,524)	(10,524)
(Sales) of Investments	—	—	—		—	—
Realized (Gain) Loss	—	—	—		—	—
Transfers Into Level 3	—	—	—		—	—
(Transfer Out) of Level 3	—	—	—		—	—
Change in Unrealized
Appreciation (Depreciation)	3,203	—	(10,198	)**	(100)	(7,095)
Balance as of June 30, 2019	$446,761	$252	$1,687		$(10,624)	$438,076
Change in unrealized appreciation
(depreciation) during the period
for Level 3 investments
held at June 30, 2019.	$3,203	$—	$(6,581	)**	$(100)	$(3,478)

*	Includes receipts from corporate actions.
**	The difference in unrealized depreciation values is due to a change in the cost basis from a corporate action.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at June 30, 2019 totals $(7,095).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2019 are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2019	Technique	Input
Common Stock	$446,761	Discounted Cash	Discount Rates/Terminal Value/
		Flow Model	Cash Flow Projections

Escrow Note	$ —*	Projected Final	Discount of
		Distribution**	Projected Distribution

*	Amount less than $0.50.
**
The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of ad additional distribution, the security is being priced at zero.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The table above does not include certain Level 3 investments that are valued by brokers.  At June 30, 2019, the net value of these securities was $(8,685).  The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2 A.

B.     Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2019, open Federal and New York tax years include the tax years ended December 31, 2015 through December 31, 2018. The Fund has no tax examination in progress.

C.     Transactions with Brokers
The Fund’s deposits at brokers for securities sold short and deposits at brokers for other investments are with two securities dealers.  The Fund is required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statement of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker.  The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short.  The Fund may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments. The Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
D.     Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.     Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

F.     Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description.  Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.     Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description.  A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

H.     Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (refer to the Schedule of Investments for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (refer to the Schedule of Investments for further disclosure of the contracts’ financing rates).  Refer to Note 2 A. for a pricing description.

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
upon termination or reset of the contract. The Fund or the Fund’s counterparty, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Equity Swap contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.     Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.     Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.     Foreign Currency Transactions
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency, if any, held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities.

L.     Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.    Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.     Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2019, expenses include $42,102 and $97,055 of borrowing expenses and dividends on securities sold short, respectively.

O.     Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.  Written and purchased options sold on an exchange expose the Fund to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.     The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Fund’s counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

Q.     Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2019, the Fund’s monthly average quantities and notional values are described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	428	$2,988,802
Written Option Contracts	545	$3,939,387
Forward Currency Exchange Contracts	7	$932,950
Long Total Return Swap Contracts	194,638	$1,193,030
Short Total Return Swap Contracts	3,131	$63,390

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2019 as described below:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$21,212
Swap Contracts	Receivables	2,403
Total		$23,615

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$45,211
Swap Contracts	Payables	1,035
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Payables	8,196
Total		$54,442

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 as described below:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(189,173)	$95,992	$—	$139,838	$46,657
Foreign Exchange
Contracts	—	—	39,343	—	39,343
Total	$(189,173)	$95,992	$39,343	$139,838	$86,000

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(38,046)	$(23,564)	$—	$(127,920)	$(189,530)
Foreign Exchange
Contracts	—	—	(19,684)	—	(19,684)
Total	$(38,046)	$(23,564)	$(19,684)	$(127,920)	$(209,214)

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, dividends on securities sold short, borrow expenses on securities sold short, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund to the extent necessary to limit the annualized expenses of the Fund to 1.40% of the Fund’s average daily net assets until April 30, 2020 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, dividends on securities sold short, borrow expenses on securities sold short, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2019, the Adviser reimbursed $104,392 of advisory fees to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/19	$234,695
12/31/20	$233,117
12/31/21	$255,478
12/31/22	$104,392

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 3 — AGREEMENTS (continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Issued	480,094	$5,539,282	1,435,637	$16,130,753
Issued as reinvestment
of dividends	—	—	63,142	715,400
Redeemed	(405,960)	(4,666,859)	(794,969)	(8,921,561)
Net Increase	74,134	$872,423	703,810	$7,924,592

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

Purchases and sales of securities for the six months ended June 30, 2019 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and securities sold short) aggregated $32,179,085 and $24,397,146, respectively. There were no purchases or sales of long-term U.S. Government securities.

At December 31, 2018, the components of accumulated earnings gains (losses) on a tax basis were as follows:

Cost of investments*	$33,596,390
Gross unrealized appreciation	1,965,845
Gross unrealized depreciation	(2,702,632)
Net unrealized depreciation	$(736,787)
Undistributed ordinary income	$1,832,824
Undistributed long-term capital gain	788,866
Total distributable earnings	$2,621,690
Other accumulated losses	(72,427)
Total accumulated gains	$1,812,476

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, PFIC mark to market, and unsettled short losses.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$507	$(507)

The tax components of dividends paid during the six months ended June 30, 2019 and the year ended December 31, 2018 were as follows:

	2019	2018
Ordinary Income	$—	$715,400
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$715,400

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2018. As of December 31, 2018, the Fund had no post-October losses deferred. As of December 31, 2018, the Fund had no short-term capital loss carryover or long-term capital loss carryover.

Note 6 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 6 — OFFSETTING ASSETS AND LIABILITIES (continued)

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange
Contracts**	$32,125	$32,125	$—	$—	$—	$—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	4,060	4,060	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	8,346	5,943	2,403	—	—	2,403
	$44,531	$42,128	$2,403	$—	$—	$2,403
Liabilities:
Description
Written Option
Contracts**	$45,211	$—	$45,211	$—	$45,211	$—
Forward Currency
Exchange
Contracts**	40,321	32,125	8,196	—	8,196	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	5,095	4,060	1,035	—	1,035	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	5,943	5,943	—	—	—	—
	$96,570	$42,128	$54,442	$—	$54,442	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Fund as of June 30, 2019.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Note 7 — ACCOUNTING PRONOUNCEMENTS
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). The primary focus of the ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in the ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has incorporated these changes, as applicable, to the Fund’s financial statements and disclosures here and within.

Note 8 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2019 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2018 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2018 was 61.57% for the Fund.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. Once filed, the most recent Part F of Form N-PORT will also be available without charge, upon request, by calling 1-800-343-8959.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

This report is authorized for distribution only when
preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date September 3, 2019

By (Signature and Title)*        /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date September 3, 2019

By (Signature and Title)*        /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date September 3, 2019

* Print the name and title of each signing officer under his or her signature.